Acquisitions - Fair Value of Assets and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Mar. 11, 2013	Dec. 24, 2012	Aug. 24, 2012	Feb. 09, 2012
Business Acquisition [Line Items]
Goodwill	$ 13
Cato [Member]
Business Acquisition [Line Items]
Developed technology	9
Other intangibles	4
Other assets	1
Total identifiable assets acquired	14
Liabilities assumed	(2)
Net identifiable assets acquired	12
Goodwill	11
Net assets acquired	23	23
Safety Syringes [Member]
Business Acquisition [Line Items]
Developed technology	69
Other intangibles	5
Property, plant and equipment, net	7
Trade receivables, net	7
Other assets	7
Total identifiable assets acquired	93
Liabilities assumed	(4)
Net identifiable assets acquired	90
Goodwill	34
Net assets acquired	124		124
Sirigen Group Limited [Member]
Business Acquisition [Line Items]
Patent	11
Developed technology	19
Acquired in-process research and development	12
Deferred tax assets	3
Other assets	1
Total identifiable assets acquired	45
Deferred tax liabilities	(14)
Other	(1)
Liabilities assumed	(15)
Net identifiable assets acquired	30
Goodwill	34
Net assets acquired	64			64
KIESTRA Lab Automation BV [Member]
Business Acquisition [Line Items]
Developed technology	13
Acquired in-process research and development	7
Other intangibles	5
Property, plant and equipment, net	5
Other assets	10
Total identifiable assets acquired	40
Deferred tax liabilities	(6)
Other	(12)
Liabilities assumed	(18)
Net identifiable assets acquired	22
Goodwill	35
Net assets acquired	$ 58				$ 58